UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file Number 811-3904


                      The Value Line Tax Exempt Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                               David T. Henigson
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500


Date of fiscal year end: February 28, 2005

Date of reporting period: May 31, 2005

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 5/31/05 is included with this Form.

The Value Line Tax Exempt Fund, Inc.
National Bond Portfolio

Schedule of Investments (unaudited)                                                                                 May 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

       Principal                                                                               Rating
         Amount                                                                              (unaudited)               Value
--------------------------------------------------------------------------------------------------------------------------------

 LONG-TERM MUNICIPAL SECURITIES (93.0%)

            ALASKA (2.6%)
            Housing Finance Corp.:
 $1,070,000      Collateralized Veteran's Mortgage Revenue, 1st Ser.,
                        GNMA/FNMA/FHLMC Collateral, 6.00%, 6/1/15                                Aaa            $      1,111,602
  1,000,000      General Housing, Revenue, Ser. A, FGIC Insured, 5.00%, 12/1/26                  Aaa                   1,061,330
    300,000      International Airports Revenues, Ser. B, AMBAC Insured, 5.75%, 10/1/17          Aaa                     340,818
    830,000      Mortgage Revenue, Refunding, Ser. A-1, General Obligations,
                        5.50%, 12/1/17                                                           Aaa                     850,559
                                                                                                                ----------------
                                                                                                                       3,364,309
                                                                                                                ----------------

            ARKANSAS (0.4%)
    440,000 State Development Financial Authority, Single-Family Mortgage
                 Revenue, Mortgage-Backed, Securities Program, Ser. D,
                 GNMA/FNMA Collateral, 5.30%, 7/1/24                                            AAA*                     455,664
                                                                                                                ----------------


            CALIFORNIA (2.4%)
  1,000,000 Kings River Conservative District, Certificates of Participation,
                 Peaking Project, 5.00%, 5/1/13                                                 Baa1                   1,083,480
  2,020,000 Tobacco Securitization Authority, Tobacco Settlement Revenue,
                 Asset-Backed, Ser. B, 5.00%, 6/1/28                                            Baa3                   2,005,274
                                                                                                                ----------------
                                                                                                                       3,088,754
                                                                                                                ----------------
            COLORADO (3.7%)
  1,545,000 Douglas County School District No. Re-1, Douglas & Elbert Countys,
                 Improvement, General Obligations Unlimited, Ser. B, FSA Insured,
                 5.00%, 12/15/17                                                                 Aaa                   1,696,055
    770,000 Educational and Cultural Facilities Authority, Revenue, Student
                 Housing University of Colorado Funding Project, AMBAC Insured,
                 5.375%, 7/1/16                                                                  Aaa                     854,762
  2,000,000 Jefferson County School District No. R-001, General Obligations Unlimited,
                 FSA Insured, 5.00%, 12/15/21                                                    Aaa                   2,167,180
                                                                                                                ----------------
                                                                                                                       4,717,997
                                                                                                                ----------------

            FLORIDA (3.2%)
    500,000 Hillsborough County School District Sales Tax, Revenue,
                 AMBAC Insured, 5.00%, 10/1/20                                                   Aaa                     546,830
    730,000 Pinellas County, Housing Finance Authority Single Family
                 Mortgage Revenue, GNMA/FNMA Collateral, 5.30%, 9/1/21                           Aaa                     762,062
  2,500,000 Polk County Transportation Improvement, Revenue, FSA Insured,
                 5.00%, 12/1/25                                                                  Aaa                   2,687,175
                                                                                                                ----------------
                                                                                                                       3,996,067
                                                                                                                ----------------

            HAWAII (1.9%)
  2,000,000 Department of Budget and Finance, Special Purpose Mortgage Revenue,
                 Kapiolani Health Care System, MBIA Insured, 6.40%, 7/1/13                       Aaa                   2,391,220
                                                                                                                ----------------

            ILLINOIS (6.2%)
  1,000,000 Chicago Board of Education, Albany Park Academy Project, General
                 Obligations Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24                     Aaa                   1,144,840
  1,000,000 Chicago General Obligations Unlimited, Ser. A, FSA Insured, 5.25%, 1/1/15            Aaa                   1,117,740
  1,000,000 Chicago Transit Authority, Revenue, Federal Transit Administration
                 Section 5307-A, AMBAC Insured, 5.25%, 6/1/15                                    Aaa                   1,127,950
  2,000,000 Cook County General Obligations Unlimited, Ser. A, MBIA Insured,
                 6.25%, 11/15/2013                                                               Aaa                   2,381,440
    645,000 Illinois Housing Development Authority Revenue, Homeowner Mortgage,
                 Subser. A-1, 4.10%, 8/1/17                                                      Aa2                     633,448
    335,000 Illinois State, General Obligations Unlimited, First Series,
                 MBIA Insured, 5.375%, 7/1/20                                                    Aaa                     367,924
  1,000,000 Illinois State Sales Tax, Revenue, 5.00%, 6/15/24                                    Aa3                   1,075,150
                                                                                                                ----------------
                                                                                                                       7,848,492
                                                                                                                ----------------

            INDIANA (3.1%)
  3,000,000 Office Building Commission, Capital Complex, Revenue,
                 Ser. B, MBIA Insured, 7.40%, 7/1/15                                             Aaa                   3,875,910
                                                                                                                ----------------

            IOWA (0.5%)
    560,000 Financial Authority Single Family Mortgage Revenue,
                 Ser. A, GNMA/FNMA Collateral, 5.00%, 7/1/22                                     Aaa                     576,458
                                                                                                                ----------------

            LOUISIANA (4.6%)
  1,350,000 Housing Finance Agency, Multi-Family Mortgage Revenue, FSA Insured,
                 3.95%, 12/1/12                                                                  Aaa                   1,382,063
    900,000 Jefferson Parish Home Mortgage Authority, Single Family Revenue,
                 Ser. A, GNMA/FNMA Collateral, 4.70%, 6/1/15                                    AAA*                     926,901
  3,149,000 New Orleans Home Mortgage Authority, Special Obligations, 6.25%, 1/15/11             Aaa                   3,580,035
                                                                                                                ----------------
                                                                                                                       5,888,999
                                                                                                                ----------------

            MAINE (1.3%)
            Housing Authority Mortgage Purchase Revenue:
  1,215,000      Ser. D-1, 3.90%, 11/15/12                                                       Aa1                   1,242,301
    400,000      Ser. D-1, 4.00%, 11/15/15                                                       Aa1                     395,648
                                                                                                                ----------------
                                                                                                                       1,637,949
                                                                                                                ----------------

            MASSACHUSETTS (4.3%)
  4,475,000 Development Finance Agency, Revenue, Boston University,
                 Ser. P, General Obligations, 6.00%, 5/15/59                                     A3                    5,499,372
                                                                                                                -----------------

            MICHIGAN (0.8%)
    265,000 State Building Authority, State Police Commission System, Revenue,
                 MBIA Insured, 4.65%, 10/1/19                                                    Aaa                     277,747
    775,000 State Housing Authority Rental, Revenue, Ser. A, MBIA Insured,
                 5.30%, 10/1/37                                                                  Aaa                     794,778
                                                                                                                -----------------
                                                                                                                       1,072,525
                                                                                                                -----------------

            MINNESOTA (2.7%)
    685,000 Housing Finance Agency, Residential Housing Revenue, Ser. I,
                 5.10%, 7/1/20                                                                   Aa1                     710,592
    665,000 Housing Finance Agency, Single Family Mortgage Revenue,
                 Ser. A, MBIA Insured, 5.35%, 7/1/17                                             Aaa                     689,485
  1,885,000 St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12                               Aa2                   2,078,853
                                                                                                                ----------------
                                                                                                                       3,478,930
                                                                                                                ----------------

            MISSISSIPPI (0.6%)
    745,000 Home Corp. Single Family Revenue, Ser. A-2, GNMA/FNMA Collateral,
                 5.30%, 12/1/23                                                                  Aaa                     775,351
                                                                                                                ----------------

            NEBRASKA (1.1%)
    540,000 Investment Finance Authority, Single Family Mortgage Revenue,
                 Ser. D, GNMA/FNMA/FHLMC Collateral, 5.25%, 9/1/22                              AAA*                     558,549
    800,000 Municipal Energy Agency, Power Line Supply Systems Revenue,
                 Ser. A, FSA Insured, 5.25%, 4/1/23                                              Aaa                     879,616
                                                                                                                ----------------
                                                                                                                       1,438,165
                                                                                                                ----------------

            NEW JERSEY (3.0%)
  1,500,000 Newark Housing Authority, Port Authority Marine Terminal,
                 Revenue, MBIA Insured, 5.25%, 1/1/15                                            Aaa                   1,673,100
  1,000,000 State Housing and Mortgage Finance Agency, Multi-Family, Revenue,
                 Ser. D, FGIC Insured, 4.60%, 11/1/25                                           AAA*                   1,008,710
  1,045,000 State Housing and Mortgage Finance Agency, Revenue, Capital Funding
                 Program, Ser. A, FSA Insured, 4.70%, 11/1/25                                    Aaa                   1,067,405
                                                                                                                ----------------
                                                                                                                       3,749,215
                                                                                                                ----------------

            NEW MEXICO (1.2%)
  1,490,000 Mortgage Finance Authority, Revenue, Single Family Mortgage
                 Program-D, FNMA/GNMA/FHLMC Collateral, 4.65%, 7/1/15                           AAA*                   1,529,723
                                                                                                                ----------------

            NEW YORK (5.5%)
            Dormitory Authority, Note Revenue:
    500,000      FHA Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 2/1/13          Aaa                     551,545
  1,500,000      Hospital Insured Mortgage, FSA Insured, Ser. A, 5.25%, 8/15/19                  Aaa                   1,647,960
  1,000,000 General Obligations Unlimited, Ser. E, FSA Insured, 5.00%, 11/1/13                   Aaa                   1,107,740
  1,000,000 General Obligations Unlimited, Ser. K, FSA Insured, 4.55%, 8/1/15                    Aaa                   1,071,000
    635,000 Housing Development Corp., Multi-Family Housing, Revenue,
                 Ser. H-2, 5.00%, 11/1/24                                                        Aa2                     639,718
  1,000,000 New York State Urban Development Corp., Revenue, State Personal Income
                 Tax, FACS-A-1, FGIC Insured, 5.00%, 3/15/25                                     Aaa                   1,068,080
    500,000 Port Authority New York and New Jersey Consolidated, Revenue,
                 127th Ser., AMBAC Insured, 5.00%, 12/15/21                                      Aaa                     527,880
    325,000 State Housing Finance Agency, Multi-Family Mortgage Revenue,
                 Ser. C, FHA Insured, 6.45%, 8/15/14                                             Aa2                     325,530
                                                                                                                ----------------
                                                                                                                       6,939,453
                                                                                                                ----------------

            NORTH CAROLINA (0.9%)
  1,000,000 Wintston-Salem Water and Sewer Systems, Revenue,
                 5.00%, 6/1/24                                                                   Aa2                   1,080,900
                                                                                                                ----------------

            NORTH DAKOTA (1.8%)
            Housing Finance Agency, Housing Finance Program, Home Mortgage
                 Finance Program Refunding Bonds:
    285,000         Ser. A, 6.20%, 7/1/14                                                        Aa2                     300,222
    920,000         Ser. B, 5.30%, 7/1/24                                                        Aa2                     955,024
  1,000,000 State Water Commission Revenue, Water Development & Management
                 Program, Ser. B, MBIA Insured, 5.00%, 8/1/25                                    Aaa                   1,069,860
                                                                                                                ----------------
                                                                                                                       2,325,106
                                                                                                                ----------------

            OHIO (1.3%)
            Housing and Community Service Department, Single-Family Revenue,
    270,000      Ser. A-2, 5.50%, 9/1/22                                                         Aaa                     284,904
    380,000      Ser. F, 5.625%, 9/1/16                                                          Aaa                     391,693
  1,000,000 Housing Finance Agency Mortgage Revenue, Residential Mortgage-Backed
                 Securities Refunding Bonds, Ser. A, GNMA/FNMA Collateral,
                    4.55%, 9/1/24                                                                Aaa                     998,660
                                                                                                                ----------------
                                                                                                                       1,675,257
                                                                                                                ----------------

            OREGON (3.6%)
  1,570,000 Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath Cogen,
                 5.50%,1/1/07                                                                   NR(2)                  1,596,078
            State Housing and Community Services Department, Revenue:
    100,000      Multiple Purposes, Ser. A, FSA Insured, 4.30%, 7/1/24                           Aaa                     100,550
  2,920,000      Single Family Mortgage, Ser. L, 5.90%,7/1/31                                    Aa2                   2,928,497
                                                                                                                ----------------
                                                                                                                       4,625,125
                                                                                                                ----------------


            PENNSYLVANIA (3.9%)
    700,000 Philadelphia Gas Works, Revenue, Eighteenth Series,
                 Assured Guaranty, 5.00%, 8/1/13                                                 Aa1                     762,314
  1,650,000 Philadelphia School District, General Obligations Unlimited,
                 Ser. B, FGIC Insured, 5.625%, 8/1/13                                            Aaa                   1,891,511
    295,000 Pittsburgh Urban Redevelopment Authority, Mortgage Revenue, Ser. B,
                 4.50%, 4/1/26                                                                   Aa1                     295,844
  1,890,000 Washington County Authority, Capital Funding Revenue, Capital Project
                 and Equipment Program, AMBAC Insured, 6.15%, 12/1/29                            Aaa                   2,015,061
                                                                                                                ----------------
                                                                                                                       4,964,730
                                                                                                                ----------------

            SOUTH CAROLINA (2.3%)
  1,390,000 Piedmont Municipal Power Agency, Electric Revenue, Unrefunded
                 Balance Ser. A, FGIC Insured, 6.50%, 1/1/14                                     Aaa                   1,673,935
  1,150,000 State Housing Finance and Development Authority, Revenue,
                 Ser. A-2, FSA Insured, 5.00%, 7/1/20                                            Aaa                   1,193,309
                                                                                                                -----------------
                                                                                                                       2,867,244
                                                                                                                -----------------

            SOUTH DAKOTA (5.3%)
  2,580,000 Heartland Consumers Power Distribution, Electric Utility,
                 FSA Insured, 6.00%, 1/1/17                                                      Aaa                   3,086,351
            Housing Development Authority, Homeownership Mortgage, Revenue:
  1,500,000      Ser. C, 5.35%, 5/1/22                                                           Aa1                   1,577,910
  1,500,000      Ser. D, 5.25%, 5/1/17                                                           Aa1                   1,580,835
    455,000      Ser. G, 3.95%, 5/1/12                                                           Aa1                     465,870
                                                                                                                ----------------
                                                                                                                       6,710,966
                                                                                                                ----------------

            TENNESSEE (0.2%)
    235,000 Housing Development Agency Homeownership, Revenue, General
                 Obligations, 5.00%, 7/1/17                                                      Aa2                     241,028
                                                                                                                ----------------

            TEXAS (12.0%)
  1,935,000 Bexar County Revenue, Venue Project, MBIA Insured, 5.75%, 8/15/22                    Aaa                   2,076,952
  1,165,000 Corpus Christi Utility System, Revenue, FSA Insured, 5.25%, 7/15/19                  Aaa                   1,306,140
  1,415,000 Denton County, General Obligation Limited, FSA Insured, 5.00%, 7/15/22               Aaa                   1,519,569
  1,000,000 Houston Airport System, Revenue, Sub Lien, FSA Insured, 5.50%, 7/1/20                Aaa                   1,100,110
  3,000,000 Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                 Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21                             AAA*                   4,442,010
  1,200,000 Mansfield Independent School District, School Building, General
                 Obligation Unlimited, PSF Guaranteed, 5.00%, 2/15/20                            Aaa                   1,289,412
    500,000 Nueces River Authority, Water Supply Revenue, Corpus Christi Project,
                 FSA Insured, 5.00%, 7/15/25                                                     Aaa                     533,110
  1,000,000 State Department Housing and Community Affairs, Single Family
                 Revenue, Ser. C, FSA Insured, 5.00%, 3/1/35                                     Aaa                   1,031,410
    500,000 University Texas, University Revenue Ser. D, 5.25%, 8/15/13                          Aaa                     562,030
  1,285,000 West Harris County, Water Authority, Water System Revenue,
                 FSA Insured, 5.00%, 12/15/24                                                    Aaa                   1,370,298
                                                                                                                ----------------

                                                                                                                      15,231,041
                                                                                                                ----------------

            UTAH (2.4%)
            Housing Corp., Single Family Mortgage Revenue:
    570,000      Ser. A-1-CL-111, 5.125%, 7/1/24                                                 Aa3                     582,745
  1,435,000      Ser. C-CL-111, 5.00%, 7/1/25                                                    Aa3                   1,466,728
    985,000      Ser. G-CL-111, 5.10%, 1/1/26                                                    Aa3                   1,008,945
                                                                                                                ----------------
                                                                                                                       3,058,418
                                                                                                                ----------------
            VIRGINIA (0.7%)
    400,000 Housing Development Authority, Commonwealth Mortgage Revenue,
                 Ser. A, General Obligations, 4.85%, 10/1/21                                     Aaa                     408,388
    500,000 Tobacco Settlement Financing Corporation, Revenue, Asset-Backed,
                 5.25%, 6/1/19                                                                  Baa3                     502,665
                                                                                                                ----------------
                                                                                                                         911,053
                                                                                                                ----------------
            WASHINGTON (4.4%)
  1,765,000 Grant County Public Utility District No. 002, Wanapum Hydro
                 Electric, Revenue, Ser. A, FGIC Insured, 5.00%, 1/1/22                          Aaa                   1,891,233
            State Certificates of Participation, Department of Personnel,
                 Ser. D, MBIA Insured:
  1,610,000             4.00%, 7/1/12                                                            Aaa                   1,667,236
  1,905,000             4.25%, 7/1/13                                                            Aaa                   1,999,317
                                                                                                                ----------------
                                                                                                                       5,557,786
                                                                                                                ----------------

            WISCONSIN (5.1%)
  4,420,000 Badger Tobacco Securitization Corp., Asset Backed Revenue,
                 6.125%,  6/1/27                                                                Baa3                   4,599,540
            Housing and Economic Development Authority, Homeownership Revenue:
  1,645,000      General Obligations, 5.80%,  9/1/17                                             Aa2                   1,673,574
    240,000      5.75%,  9/1/27                                                                  Aa2                     243,702
                                                                                                                ----------------
                                                                                                                       6,516,816
                                                                                                                ----------------

            TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (COST $112,996,095)                                                                                 118,090,023
                                                                                                                ----------------

 SHORT-TERM MUNICIPAL SECURITIES (5.9%)
                 300,000 California State, General Obligations Unlimited, Ser. A-3
                              LOC-WESTLB AG, 2.80%, 6/1/05                                       VMIG-1 (1)              300,000
               1,000,000 Iowa State, Tax and Revenue Anticipation Notes, 3.00%, 6/30/05          MIG-1                 1,000,825
               1,100,000 Massachusetts State Health & Educational Facilities Authority, Revenue,
                              Ser. D, MBIA Insured, 2.83%, 6/1/05                                VMIG-1 (1)            1,100,000
               2,500,000 New York, New York City General Obligations Unlimited, Ser. B,
                              Subser. B4, MBIA Insured, 2.83%, 6/1/05                            VMIG-1 (1)            2,500,000
               1,700,000 New York, New York City General Obligations Unlimited, Ser. B,
                              Subser. B7, AMBAC Insured, 2.83%, 6/1/05                           VMIG-1 (1)            1,700,000
                 900,000 New York, New York City General Obligations Unlimited, Subser. A-8,
                              LOC-Morgan Guaranty Trust, 2.83%, 6/1/05                           VMIG-1 (1)              900,000
                                                                                                                ----------------

                         TOTAL SHORT-TERM MUNICIPAL SECURITIES
                              (COST $7,500,825)                                                                        7,500,825
                                                                                                                ----------------

                         TOTAL MUNICIPAL SECURITIES (98.9%)
                              (COST $120,496,920)                                                                    125,590,848
                                                                                                                ----------------
                         CASH AND OTHER ASSETS LESS LIABILITIES (1.1%)                                                 1,440,963
                                                                                                                ----------------

                         NET ASSETS (100.0%)                                                                        $127,031,811
                                                                                                                ----------------

                         NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                              PER OUTSTANDING SHARE  ($127,031,811/11,842,142
                              shares outstanding)                                                               $          10.73
                                                                                                                ----------------


Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2005.

(2)   Security not rated.



The Fund's unrealized appreciation/depreciation as of May 31, 2005 was as follows:

                                                                    Total Net
                                                                    Unrealized
   Total Cost          Appreciation           Depreciation         Appreciation
-------------------------------------------------------------------------------

 $120,496,920           $5,373,672             $(279,744)           $5,093,928

The Value Line Tax Exempt Fund, Inc.
Money Market Portfolio

Schedule of Investments (unaudited)                                                                                 May 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

     Principal                                                                             Rating
       Amount                                                                            (unaudited)                  Value
--------------------------------------------------------------------------------------------------------------------------------

 SHORT-TERM MUNICIPAL SECURITIES (98.4%)

          CALIFORNIA (11.7%)
 $700,000 Housing Finance Agency, Revenue, Home Mortgage,
                Ser. R, AMBAC Insured, 2.89%, 8/1/32                                       VMIG-1 (1)           $        700,000
  700,000 Irvine Improvement Board Act 1915 Special Assessment, Revenue,
                District No. 93-14, LOC-Bank of America N.A., 2.80%, 9/2/25                VMIG-1 (1)                    700,000
  200,000 Metropolitan Water District, Southern California Waterworks, Revenue,
                Ser. B-3, SPA-Westdeutsche Landesbank, 2.89%, 7/1/35                       VMIG-1 (1)                    200,000
  200,000 State Department Water Resource, Power & Supply, Revenue, Ser. B-5, LOC-
                Bayerische Landesbank and LOC-Westdeutsche Landesbank, 2.89%, 5/1/22       VMIG-1 (1)                    200,000
  400,000 State General Obligations Unlimited, Public University,
                Ser. B-5, LOC-Citibank N.A., 2.93%, 5/1/34                                 VMIG-1 (2)                    400,000
                                                                                                                -----------------
                                                                                                                       2,200,000
                                                                                                                -----------------

          CONNECTICUT (3.7%)
  700,000 Housing Finance Authority, Revenue, Housing Mortgage Finance Program,
                Ser. D-1, AMBAC Insured, 2.95%, 11/15/23                                   VMIG-1 (2)                    700,000
                                                                                                                -----------------

          FLORIDA (4.8%)
  200,000 State Board of Education, General Obligations Unlimited, Public
                Education, Ser. F, FSA Insured, 6.10%, 6/1/05                                    Aaa                     208,176
  700,000 Sunshine State Governmental Funding Commission, Revenue,
                AMBAC Insured, 2.98%, 7/1/16                                               VMIG-1 (2)                    700,000
                                                                                                                -----------------
                                                                                                                         908,176
                                                                                                                -----------------


          GEORGIA (3.7%)
  700,000 Hapeville, Industrial Development Authority, Revenue,
                Hapeville Hotel Ltd., LOC-Bank of America N.A., 2.92%, 11/1/15                P-1 (1)                    700,000
                                                                                                                -----------------

          ILLINOIS (16.4%)
  400,000 Development Financing Authority Revenue, Chicago Educational
                TV Association Ser. A, LOC-Lasalle Bank N.A., 2.98%, 11/1/14               VMIG-1 (2)                    400,000
  700,000 Development Financing Authority Revenue, Glenwood School for Boys,
                LOC-Harris Trust & Savings Bank, 2.98%, 2/1/33                              A-1+* (2)                    700,000
  700,000 Development Financing Authority Revenue, World Communications, Inc.,
                LOC-Lasalle Bank N.A., 2.98%, 8/1/15                                       VMIG-1 (2)                    700,000
  400,000 Health Facilities Authority, Revenue, Northwestern Memorial Hospital,
                SPA-JP Morgan Chase Bank, 2.98%, 8/15/25                                   VMIG-1 (2)                    400,000
  400,000 Health Facilities Authority, Revenue, Saint Lukes Medical Center,
                MBIA Insured, 2.99%, 11/15/23                                              VMIG-1 (2)                    400,000
  500,000 Village of Schaumburg, General Obligations Unlimited Tax,
                Ser. B, SPA-Northern Trust Co., 2.97%, 12/1/15                             VMIG-1 (2)                    500,000
                                                                                                                -----------------
                                                                                                                       3,100,000
                                                                                                                -----------------


          INDIANA (2.7%)
  500,000 Mount Vernon Pollution Control, Revenue, General Electric
                Corporation Project, 2.94%, 11/1/18                                           P-1 (1)                    500,000
                                                                                                                -----------------

          KENTUCKY (1.9%)
  355,000 Ohio County Pollution Control, Revenue, Big Rivers Electric
                Corporation Project, AMBAC Insured, 2.99%, 6/1/13                          VMIG-1 (2)                    355,000
                                                                                                                -----------------

          LOUISIANA (7.7%)
  750,000 East Baton Rouge Parish Pollution Control, Revenue,
                Exxon Project, 2.87%, 11/1/19                                                 P-1 (1)                    750,000
  700,000 Public Facilities Authority, Revenue, Kenner Hotel Ltd.,
                LOC-Bank of America N.A., 2.92%, 12/1/15                                      P-1 (1)                    700,000
                                                                                                                -----------------
                                                                                                                       1,450,000
                                                                                                                -----------------

          MASSACHUSETTS (5.2%)
  688,000 State Health and Education Facilities Authority, Revenue, Capital Asset
                Program, Ser. D, MBIA Insured, 2.92%, 1/1/35                               VM1G-1 (1)                    688,000
  300,000 Water Resources Authority, Revenue, Multi-Modal Sub General,
                Ser. A, AMBAC Insured, 2.90%, 8/1/28                                       VMIG-1 (2)                    300,000
                                                                                                                -----------------
                                                                                                                         988,000
                                                                                                                -----------------

          MISSOURI (3.7%)
  700,000 State Health and Educational Facilities Authority, Revenue Medical
                Research Facilities - Stower Institute, MBIA Insured, 2.94%, 7/1/35        VM1G-1 (2)                    700,000
                                                                                                                -----------------

          NEW YORK (21.3%)
  300,000 Long Island Power Authority, Electric System, Revenue,
                Ser. E, FSA Insured, 2.90%, 12/1/29                                        VMIG-1 (2)                    300,000
  700,000 New York City Municipal Water Finance Authority, Water & Sewer System,
                Revenue, Ser. C, FGIC Insured, 2.92%, 6/15/23                              VMIG-1 (1)                    700,000
  200,000 New York State, General Obligations Unlimited,
                Subser. A-8, LOC-Morgan Guaranty Trust, 2.92%, 8/1/17                      VMIG-1 (1)                    200,000
  100,000 New York State, General Obligations Unlimited,
                Ser. B, Subser. B4, MBIA Insured, 2.92%, 8/15/23                           VMIG-1 (1)                    100,000
  400,000 New York State, General Obligations Unlimited,
                Ser. B, Subser. B7, AMBAC Insured, 2.92%, 8/15/18                          VMIG-1 (1)                    400,000
  300,000 New York State Dormitory Authority, Revenue, Mental Health Services,
                Subser. D-2C, MBIA Insured, 2.95%, 2/15/31                                   A-1+*(2)                    300,000
  700,000 New York State Energy Research and Development Authority, Revenue,
                Consolidated Edison, Subser. A-2, LOC-Wachovia Bank N.A., 3.00%, 5/1/39    VMIG-1 (2)                    700,000
  400,000 New York State Energy Research and Development Authority, Revenue,
                Consolidated Edison, Ser. C-3, LOC-Citibank N.A., 2.98%, 11/1/39           VMIG-1 (2)                    400,000
  230,000 New York State Housing Finance Agency, Revenue, Ocean Park
                Apartments Housing, Ser. B, FNMA Collateral, 2.20%, 11/15/05                     Aaa                     229,858
  700,000 Port Authority New York & New Jersey Special Obligation, Revenue,
                SPA-Morgan Guaranty Trust, 2.92%, 5/1/19                                   VMIG-1 (1)                    700,000
                                                                                                                -----------------
                                                                                                                       4,029,858
                                                                                                                -----------------

          TEXAS (2.7%)
  500,000 State General Obligations Unlimited, College Student Loan,
                SPA-Landesbank Hessen, 1.80%, 2/1/10                                          VMIG-1                     500,000
                                                                                                                -----------------

          VIRGINIA (3.4%)
  650,000 Loudoun County, Industrial Development Authority, Revenue, Howard
                Hughes Medical Centers, Ser. E, 2.92%, 2/15/38                             VMIG-1 (1)                    650,000
                                                                                                                -----------------

          WASHINGTON (2.1%)
  140,000 King & Snohomish Counties School District No. 417 Northshore, General
                Obligations Unlimited, FSA Insured, 3.00%, 6/1/05                                Aaa                     140,000
  250,000 State General Obligations Unlimited, Ser. B and AT-7, 6.00%, 6/1/05                    Aa1                     250,000
                                                                                                                -----------------
                                                                                                                         390,000
                                                                                                                -----------------

          WYOMING (7.4%)
  700,000 Lincoln County Pollution Control, Revenue, Exxon Project,
                Ser. A, 2.94%, 7/1/17                                                         P-1 (1)                    700,000
  700,000 Sublette County Pollution Control, Revenue, Exxon Project,
                2.87%, 11/1/14                                                                P-1 (1)                    700,000
                                                                                                                -----------------
                                                                                                                       1,400,000
                                                                                                                -----------------

          TOTAL SHORT-TERM MUNICIPAL SECURITIES (98.4%)
                (Cost $18,571,034)                                                                                    18,571,034
                                                                                                                -----------------
          CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)                                                          309,002
                                                                                                                -----------------
          NET ASSETS (100.0%)                                                                                   $      18,880,036
                                                                                                                -----------------

          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                PER OUTSTANDING SHARE ($18,880,036 / 18,896,575
                shares outstanding)                                                                             $            1.00
                                                                                                                -----------------


Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2005.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By             /s/ Jean B. Buttner
               --------------------------
               Jean B. Buttner, President

Date:          07/29/2005
               --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ Jean B. Buttner
               -------------------------------------------------------
               Jean B. Buttner, President, Principal Executive Officer

By:            /s/ David T. Henigson
               ---------------------------------------------
               David T. Henigson, Vice President, Treasurer,
               Principal Financial Officer

Date:          07/29/2005
               --------------------------